SCHEDULE OF WARRANTS ACTIVITY (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Equity [Abstract]
Number of Warrants outstanding, beginning balance	10,628	10,628
Weighted Average Exercise Price outstanding, beginning balance	$ 16.625	$ 16.625
Weighted Average Remaining Contractual Term outstanding, beginning balance	5 months 12 days	1 year 5 months 12 days
Aggregate Intrinsic Value outstanding, beginning balance
Number of Warrants, Granted	10,293,632
Weighted Average Exercise Price, Granted	$ 1.00
Weighted Average Remaining Contractual Term Granted	5 years
Number of Warrants, Exercised
Weighted Average Exercise Price, Exercised
Number of Options, Forfeited or expired	(10,628)
Weighted Average Exercise Price, Forfeited or expired	$ (16.625)
Weighted Average Remaining Contractual Term Forfeited or expired, ending balance	5 months 12 days
Number of Warrants outstanding, ending balance	10,293,632	10,628
Weighted Average Exercise Price outstanding, ending balance	$ 1.00	$ 16.625
Weighted Average Remaining Contractual Term outstanding, ending balance	4 years 7 months 2 days	5 months 12 days
Aggregate Intrinsic Value outstanding,ending balance
Number of Warrants outstanding, Exercisable	10,293,632	10,628
Weighted Average Exercise Price outstanding, Exercisable	$ 1.00	$ 16.625
Weighted Average Remaining Contractual Term outstanding, Exercisable		5 months 12 days
Aggregate Intrinsic Value outstanding, Exercisable
Weighted Average Remaining Exercisable Contractual Term outstanding, ending balance	4 years 7 months 2 days